Financial Assets At Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	£ 8,950	£ 9,747
Debt securities
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	8,929	9,691
Loans and advances to customers
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	£ 21	£ 56